AB Relative Value Fund, Inc.

Portfolio of Investments

January 31, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 92.2%
Health Care – 18.8%
Biotechnology – 6.3%
Amgen, Inc.	200,810	$50,684,444
Gilead Sciences, Inc.(a)	441,860	37,089,729
Regeneron Pharmaceuticals, Inc.(b)	48,030	36,429,314

		124,203,487

Health Care Providers & Services – 7.7%
Cigna Corp.	137,142	43,428,757
Elevance Health, Inc.	162,420	81,208,376
Quest Diagnostics, Inc.	180,400	26,785,792

		151,422,925

Life Sciences Tools & Services – 1.1%
PerkinElmer, Inc.	155,840	21,432,675

Pharmaceuticals – 3.7%
Pfizer, Inc.	283,530	12,520,685
Roche Holding AG (Sponsored ADR)(a)	1,580,010	61,857,391

		74,378,076

		371,437,163

Financials – 17.5%
Banks – 8.4%
Bank OZK	457,870	20,910,923
JPMorgan Chase & Co.	552,950	77,390,882
Wells Fargo & Co.	1,450,085	67,965,484

		166,267,289

Capital Markets – 2.8%
Goldman Sachs Group, Inc. (The)	59,800	21,875,438
Houlihan Lokey, Inc.	165,330	16,379,243
Nasdaq, Inc.	269,400	16,215,186

		54,469,867

Diversified Financial Services – 3.5%
Berkshire Hathaway, Inc. - Class B(a) (b)	222,350	69,266,472

Insurance – 2.8%
American International Group, Inc.	331,760	20,973,867
Axis Capital Holdings Ltd.	302,960	18,956,207
MetLife, Inc.	207,970	15,185,970

		55,116,044

		345,119,672

Information Technology – 14.5%
Communications Equipment – 1.7%
Cisco Systems, Inc.	677,870	32,991,933

Electronic Equipment, Instruments & Components – 3.0%
IPG Photonics Corp.(b)	151,930	17,031,353
Keysight Technologies, Inc.(b)	146,330	26,244,286
Littelfuse, Inc.	31,910	8,190,978
Zebra Technologies Corp. - Class A(a) (b)	24,630	7,787,513

		59,254,130

Company	Shares	U.S. $ Value

IT Services – 8.2%
Accenture PLC - Class A	97,560	$27,224,118
FleetCor Technologies, Inc.(b)	77,460	16,174,423
Mastercard, Inc. - Class A	172,530	63,939,618
Maximus, Inc.	243,050	18,192,292
PayPal Holdings, Inc.(b)	457,530	37,284,120

		162,814,571

Semiconductors & Semiconductor Equipment – 1.6%
NXP Semiconductors NV	84,610	15,594,469
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	164,970	15,297,668

		30,892,137

		285,952,771

Industrials – 14.4%
Aerospace & Defense – 3.3%
Curtiss-Wright Corp.	76,529	12,688,508
Raytheon Technologies Corp.	248,495	24,812,226
Textron, Inc.	377,818	27,524,041

		65,024,775

Air Freight & Logistics – 0.4%
Expeditors International of Washington, Inc.	65,810	7,117,352

Airlines – 1.7%
Alaska Air Group, Inc.(b)	338,560	17,381,670
Southwest Airlines Co.(a)	465,510	16,651,293

		34,032,963

Building Products – 1.0%
Builders FirstSource, Inc.(a) (b)	243,834	19,433,570

Construction & Engineering – 0.6%
EMCOR Group, Inc.	86,220	12,782,115

Electrical Equipment – 1.8%
Acuity Brands, Inc.	59,984	11,308,184
Emerson Electric Co.	260,081	23,464,508

		34,772,692

Machinery – 2.7%
Middleby Corp. (The)(b)	52,460	8,154,907
PACCAR, Inc.	296,930	32,457,418
Westinghouse Air Brake Technologies Corp.	113,990	11,833,302

		52,445,627

Professional Services – 1.0%
Robert Half International, Inc.	228,400	19,176,464

Road & Rail – 1.4%
Knight-Swift Transportation Holdings, Inc.	476,614	28,167,887

Company	Shares	U.S. $ Value

Trading Companies & Distributors – 0.5%
MSC Industrial Direct Co., Inc. - Class A	132,977	$10,997,198

		283,950,643

Consumer Discretionary – 9.0%
Auto Components – 1.0%
BorgWarner, Inc.	405,940	19,192,843

Distributors – 1.4%
LKQ Corp.	464,090	27,362,746

Hotels, Restaurants & Leisure – 1.7%
Booking Holdings, Inc.(b)	7,230	17,598,543
Choice Hotels International, Inc.(a)	130,659	16,056,685

		33,655,228

Household Durables – 0.7%
DR Horton, Inc.	136,220	13,443,552

Multiline Retail – 1.9%
Target Corp.	221,930	38,203,030

Specialty Retail – 2.3%
Lowe’s Cos., Inc.	144,360	30,062,970
Ulta Beauty, Inc.(b)	30,590	15,722,036

		45,785,006

		177,642,405

Consumer Staples – 5.3%
Food & Staples Retailing – 0.8%
Kroger Co. (The)	355,320	15,857,932

Food Products – 0.4%
Kraft Heinz Co. (The)	185,660	7,524,800

Tobacco – 4.1%
Philip Morris International, Inc.	784,860	81,813,806

		105,196,538

Energy – 5.0%
Energy Equipment & Services – 0.8%
Helmerich & Payne, Inc.	311,111	15,070,217

Oil, Gas & Consumable Fuels – 4.2%
Chevron Corp.	95,790	16,669,376
ConocoPhillips	97,822	11,921,567
EOG Resources, Inc.	191,570	25,335,132
Phillips 66	287,160	28,793,533

		82,719,608

		97,789,825

Real Estate – 3.1%
Equity Real Estate Investment Trusts (REITs) – 2.2%
Weyerhaeuser Co.	1,273,240	43,837,653

Real Estate Management & Development – 0.9%
CBRE Group, Inc. - Class A(a) (b)	199,450	17,054,970

		60,892,623

Company	Shares	U.S. $ Value

Communication Services – 2.8%
Diversified Telecommunication Services – 1.5%
Comcast Corp. - Class A	750,309	$29,524,659

Interactive Media & Services – 1.3%
Alphabet, Inc. - Class C(b)	252,990	25,266,111

		54,790,770

Materials – 1.2%
Chemicals – 0.8%
Mosaic Co. (The)	334,310	16,561,717

Metals & Mining – 0.4%
BHP Group Ltd. (Sponsored ADR)(a)	100,270	7,033,941

		23,595,658

Utilities – 0.6%
Electric Utilities – 0.6%
IDACORP, Inc.	102,600	10,856,106

Total Common Stocks (cost $1,457,654,311)		1,817,224,174

INVESTMENT COMPANIES – 3.2%
Funds and Investment Trusts – 3.2%
iShares Russell 1000 Value ETF - Class E(c) (cost $56,516,633)	393,830	62,796,193

SHORT-TERM INVESTMENTS – 4.8%
Investment Companies – 4.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.15%(c) (d) (e) (cost $95,867,484)	95,867,484	95,867,484

Total Investments Before Security Lending Collateral for Securities Loaned – 100.2% (cost $1,610,038,428)		1,975,887,851

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
Investment Companies – 0.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.15%(c) (d) (e) (cost $23,850)	23,850	23,850

Total Investments – 100.2% (cost $1,610,062,278)(f)		1,975,911,701
Other assets less liabilities – (0.2)%		(4,622,214)

Net Assets – 100.0%		$1,971,289,487

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.

(c)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)

As of January 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $369,888,771 and gross unrealized depreciation of investments was $(4,039,348), resulting in net unrealized appreciation of $365,849,423.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

ETF – Exchange Traded Fund

REIT – Real Estate Investment Trust

AB Relative Value Fund, Inc.

January 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$1,817,224,174	$—	$—	$1,817,224,174
Investment Companies	62,796,193	—	—	62,796,193
Short-Term Investments	95,867,484	—	—	95,867,484
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	23,850	—	—	23,850

Total Investments in Securities	1,975,911,701	—	—	1,975,911,701
Other Financial Instruments(b)	—	—	—	—

Total	$1,975,911,701	$—	$—	$1,975,911,701

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2023 is as follows:

Fund	Market Value 10/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$83,217	$214,168	$201,518	$95,867	$1,029
Government Money Market Portfolio*	1,582	42,213	43,771	24	20
Total	$84,799	$256,381	$245,289	$95,891	$1,049

*	Investments of cash collateral for securities lending transactions.